Organization and Business Description (Details) - Schedule of income statement - VIE's [Member] - USD ($)	6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
Condensed Income Statements, Captions [Line Items]
Total net revenue	$ 319,137	$ 5,441,958
Net (loss) income	$ (5,555,784)	$ 66,185